[ING LETTERHEAD]

October 11, 2007

EDGAR

Alison White, Esq. Senior Counsel Office of Insurance Products Division of Investment Management U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549

Re:	ING USA Annuity and Life Insurance Company
ING SmartDesign Multi-Rate Index Annuity
Post-effective Amendment on Form S-1
File No. 333-133153

Dear Ms. White:

Attached is the amended registration statement on Form S-1 for ING USA Annuity and Life
Insurance Company, which concerns the above-referenced offering of securities. This Post-
Effective Amendment reflects changes in response to staff written comments of April 25, 2007 on the Post-Effective Amendment filing of this registration statement on April 11, 2007.
This letter responds to each comment directly. Towards the end of this letter are our Tandy representations. Below, each comment is set forth followed by our response. The page numbers cited refer to those of the original filing.

1. General

a. We note that the Interest Account, Term Indexed Account and Annual Indexed
Account (the “Accounts”) are not registered under the 1940 Act. Please review Valley
Forge Life Insurance Company No-Action Letter, IP-2-97, January 30, 1997 and
advise the staff whether you are in compliance with the SEC staff position in this letter.

Response: Each of the Interest Account, Term Indexed Account and Annual Indexed
Account are divisions or subaccounts of the legally insulated, nonunitized separate account through which the contracts are offered and sold. We believe that we are in compliance with the SEC Staff position in the Valley Forge Life Insurance Company
No-Action Letter. Contract benefits are mathematically determinable and not dependent upon the investment experience of the separate account. We are obligated

Alison White Esq. October 11, 2007 Page 2

to pay all amounts due to a contract owner without regard to the value of the separate account assets, and we retain the profits and bear the losses from the separate account operations. We are obligated under state law to maintain separate account assets on a cost basis with a value at least equal to reserves and other contract liabilities related to the separate account and immediately to transfer to the separate account sufficient assets to remedy any shortfall. The value of the assets in the separate account will at all times at least equal the amount of the separate account’s reserves and other contract liabilities. State law permits us to transfer any value in excess of the value of our reserves and other contract liabilities to our general account and the contract owner has no claim or interest in such transferred assets, except that such assets are part of our general account. We established and are maintaining the separate account for legal insulation for business purposes unrelated to any attempt to pass through investment experience of the separate account. In the event that we resume marketing the contract, we will take steps to ensure that any marketing program and materials refer to the separate account as a pool of assets that provide an additional measure of assurance that contract owners allocating premium and account value to the Accounts will receive full payment to which they are entitled and not as an investment vehicle in whose performance such contract owners will have any interest.

b. Please clarify the differences between the Accounts and why an individual would choose one over the other. In this regard, consider adding a chart disclosing the basic features of each.

Response: Under new heading “Summary: The Contract’s Accounts and Risk
Factors,” which now immediately follows the summary charges table, we moved up the introductory disclosure about the accounts and principal risks of purchasing the contract (in response to comment 2a below) and added a cross reference after each bullet to where there is more information about the available accounts later in the prospectus. Also, we included some reasons why one might want to chose one account over another, namely, investment time horizon, need for liquidity and risk tolerance.

c. We note your statement that you may add or remove available Interest or Indexed
Accounts in the future. Please expand this disclosure. In particular, please disclose the circumstances under which you would exercise such rights, and describe the resulting impact it would have on contract owners including, for example, the calculation of index credit received, indexed account availability and choices, and the continued viability of the guarantees associated with each of the currently available indexed account options. Appropriate risk disclosure should also be provided.

Response: We may not add or remove the available Interest or Indexed (Term and
Annual) Accounts. We reserve the right in the contract only to offer different Terms in the future. (A Term is defined as the period of time that a rate of interest is guaranteed to be credited to contract value.) Thus, upon renewal, the Terms available for reinvestment may differ in duration from those that were available at purchase. The

Alison White Esq. October 11, 2007 Page 3

Terms available on renewal will, in any event, be the same duration as the Terms available at that time for a new contract. Accordingly, we deleted the statement.

2. Risks, pages 3-4

a. Please expand the Risk Factor section, move it to the beginning of the prospectus and add subcaptions to each risk. See Item 503(c) of Regulation S-K (as required by Item
3 of Form S-1).

Response: The risk factor section now immediately follows the summary charges table. We also expanded it and added sub captions in conformity with Item 3 of Form
S-1 (Item 503(c) of Regulation S-K).

b. With regard to expanding the Risk Factor section, please see PHL Variable Insurance
Company, file #333-132399.

Response: We considered PHL Variable Insurance Company, file #333-132399, in expanding this disclosure.

c. We note your statement that if an Account is maintained for the duration of the applicable Term, the owner’s principal allocated to that Account is guaranteed in full by the company, yet on pages 8 and 10 you state that the Minimum Guaranteed
Account Values for the Term Indexed Account and Annual Indexed Accounts,
respectively, equal 90% of the first contract year premium payments credited with an interest rate which is currently 0%. Please reconcile.

Response: Premium and contract value in the Interest Account maintained for the duration of the applicable Term is guaranteed in full by the company. This guarantee does not apply to the Term and Annual Indexed Accounts. Rather, Term and Annual
Indexed Account allocations maintained for the duration of the applicable Term are only subject to a 90% guarantee of first year premium (contract value upon renewal)
with an interest rate of 0%. In any event, we revised the statement to clarify that the guarantee depends on the account to which the owner allocates premium and contract value.

3. Investments, page 4

We note your statement that the risk of investment gain or loss is borne entirely by the company. Please advise why this is accurate if the MVA and surrender charge may invade principal.

Response: The basis for the MVA is not the investment gain or loss associated with the performance of the assets maintained in the nonunitized separate account. All company obligations due to allocations to an account under the contract are contractual guarantees that are accounted for in the nonunitized separate account.

Alison White Esq. October 11, 2007 Page 4

However, all of the company’s general account assets are available to meet these contractual guarantees. Rather, the MVA reflects the relationship between two market-
based rates independent of the investment performance of the assets maintained in the nonunitized separate account, specifically, the MVA rate at the time of the premium payment and the MVA rate at the time of surrender. The MVA rate is the average of the Ask Yields for U.S. Treasury Strips as quoted by a national quoting service for a period equal to an applicable Term. Thus, the amount of the MVA is not determined by the investment performance of the assets maintained in the nonunitized separate account. Similarly, the surrender charge is a percentage, based on the withdrawal amount, applied to contract value, not the investment performance of the assets maintained in the nonunitized separate account. We revised the statement to clarify that the risk of investment gain or loss that is borne entirely by the company relates to the assets maintained in the nonunitized separate account.

4. Selecting a Term, page 6

a. Please disclose the available Term durations.

Response: We revised the disclosure to reflect that terms of five, seven and ten years are currently available.

b. We note your statement that with respect to the Annual Indexed Account the Term selected determines the Participation Rate and Cap, but within the Term, the
Participation Rate and Cap will reset each year at renewal rates. Please clarify this disclosure.

Response: We revised the disclosure to clarify that each of the Participation Rate and
Cap for the Term resets annually at renewal rates, subject to the account’s minimum guarantee.

5. The Interest Account – Guaranteed Interest Rates, pages 6-7

a. Please disclose the minimum Guaranteed Interest Rate.

Response: We revised the disclosure to reflect that the Interest Account does not have a minimum Guaranteed Interest Rate.

b. We note your statement that Renewal Interest Rates will be the same as initial
Guaranteed Interest Rate for new Contracts with the same Term. What if a different
Term is chosen? Please clarify whether you may change the Rate once a Contract is purchased.

Response: We revised the disclosure to reflect that the owner may renew for a Term of the same or a different duration and in either event will receive a Renewal Interest
Rate that is the same as the initial Guaranteed Interest Rate for the same Term

Alison White Esq. October 11, 2007 Page 5

available at that time for a new contract. The disclosure also provides that the
Guaranteed Interest Rate is guaranteed for the Term, subject to any early withdrawals, and may only be changed upon renewal.

6. The Term Indexed Account, pages 7-9

a. Please disclose the minimum Participation Rate.

Response: We revised the disclosure to reflect that there is no minimum Participation
Rate.

b. We note your statement that Participation Rates for Renewal Terms are the same as those in effect for initial Terms on new contracts as of the renewal date. Does this mean that you will not change the Rate on a Contract once it is purchased? Please clarify.

Response: The disclosure provides that the Participation Rate is guaranteed for the duration of a Term. We revised the disclosure to clarify that the Participation Rate for a renewal Term may differ from the Participation Rate that was available at purchase.
The Participation Rate available on renewal will, in any event, be the same as the
Participation Rate in effect for the same Term available at that time on a new Contract.

c. Please disclose, if true, that unlike the Annual Indexed Account, there is no Cap with respect to the Term Indexed Account.

Response: We revised the disclosure to reflect that the Term Indexed Account is not subject to a Cap, unlike the Annual Indexed Account.

7. The Annual Indexed Account, pages 9-10

a. On page 6 you state that with respect to the Annual Indexed Account, the owner chooses a Term, but isn’t the Term by definition 1 year as this is an annual indexed account. Please clarify.

Response: The Term by definition is not one year. Rather, Terms of five, seven or ten years are currently available. We revised the disclosure to clarify that “annual” refers to the frequency with which any index gains are credited to the account value throughout the Term.

b. We note your statement that Participation Rates and Caps for renewal Terms are the same as those in effect for initial Terms on new Contracts as of the renewal date. Does this mean that you will not change the Rate and Cap on a Contract once it is purchased? Please clarify.

Alison White Esq. October 11, 2007 Page 6

Response: We revised the disclosure to clarify that the Participation Rates and Caps for a Term reset annually, subject to the account’s minimum guarantee. The
Participation Rate and Cap for a renewal Term may also differ from those that were available at purchase. The Participation Rates and Caps available on renewal will, in any event, be the same as the Participation Rate and Cap in effect for the same Term available at that time on a new Contract.

8. Suspension of Payments, page 22

Please disclose the legal basis for your statement that you reserve the right to delay payment for up to 6 months.

Response: The contract provides for this reservation of right consistent with state insurance laws for a modified guaranteed annuity contract. See, e.g., Model Modified
Guaranteed Annuity Regulation, 2 NAIC MODEL LAWS, REGULATIONS AND
GUIDELINES, 255-1 (2007).

9. Part II, Item 17 Undertakings

Please add an undertaking to the following effect (see PHL cited above):

In the event that the registrant eliminates either of the Indexed Accounts described in the prospectus (the “Prospectus”), upon the elimination of the first such Indexed
Account (or, both Indexed Accounts are eliminated simultaneously, upon the elimination of both such Indexed Accounts) the registrant will send a notice to all contractowners by first class U.S. mail (or other legally permissible means for delivering a required notice) alerting such contractowners to the fact that one of the two Indexed Accounts described in the Prospectus have been eliminated and reminding the contractowners that if they surrender their contract within the 45-day period following the date the notice was mailed (or otherwise sent) to contractowners, any surrender charge or negative market value adjustment that would otherwise be applicable will not be imposed. The notice will explain how contractowners may go about surrendering their contract and will provide a toll-free number contractowners may call to obtain additional information.

Response: We have not added the undertaking in as much as we deleted the misstatement that we may add or remove available Interest or Indexed Accounts in the future. We reserve the right in the contract only to change the duration for a guarantee and its availability.

Alison White Esq. October 11, 2007 Page 7

10. Tandy Comment

We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the staff to be certain that they have provided all information investors require for an informed decision. Since the fund and its management are in possession of all facts relating to the fund’s disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made.

In addition, please be advised that the Division of Enforcement has access to all information you provide to the staff of the Division of Investment Management in connection with our review of your filing or in response to our comments on your filing.

Response: The registrant hereby acknowledges that:

· should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;
· the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and
· the registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United
States.

Please let me know if our responses to your comments are sufficient, or if you require further response. This amendment includes interim financials and also reflects nonmaterial updates to the disclosure about federal tax considerations in light of recent IRS pronouncements concerning
IRC Section 403(b).

Please feel free to call me at 610-425-3404 with any further comments or questions.

Sincerely, John S. (Scott) Kreighbaum Counsel